Acquisitions (Summary of Purchase Price Allocations) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Business Combinations [Abstract]
Cash	$ 6
Current assets	165
Property, plant, and equipment	89
Goodwill	30
Intangible Assets	60
Other non-current assets	20
Total assets	370
Short-term debt	(110)
Current liabilities	(72)
Long-term debt	(10)
Other long-term liabilities	(19)
Net assets	159
Total purchase price including cash in escrow and contingent payments	$ 159